Shareholder Report, Line Graph (Details) 198107_Roundhill Cannabis ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 19, 2022	Dec. 31, 2025
Roundhill Cannabis ETF
Account Value [Line Items]
Line Graph and Table Measure Name					Roundhill Cannabis ETF NAV
Accumulated Value	$ 2,126	$ 3,935	$ 3,907	$ 10,000	$ 2,607
Solactive GBS Global Markets All Cap USD Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Solactive GBS Global Markets All Cap USD Index TR
Accumulated Value	$ 12,619	$ 10,808	$ 8,849	$ 10,000	$ 15,460